Document and Entity Information	12 Months Ended
Dec. 31, 2017 € / shares shares
Document and Entity Information [Abstract]
Entity Registrant Name	KONINKLIJKE PHILIPS NV
Entity Central Index Key	0000313216
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Common Stock Shares Outstanding | shares	926,191,723
Entity listing par value per share | € / shares	€ 0.20